Unaudited Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 12, 2021
Balance (in Shares) at Jan. 12, 2021
Issuance of Class B ordinary shares to Sponsor		$ 791	24,209		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		7,906,250
Accretion on Class A ordinary shares subject to possible redemption			(199,953)	(22,886,667)	(23,086,620)
Sale of private placement warrants to Sponsor less fair value of private warrants			175,731		175,731
Forfeiture of Class B ordinary shares from Sponsor		$ (13)	13
Forfeiture of Class B ordinary shares from Sponsor (in Shares)		(127,174)
Net income (loss)				(319,783)	(319,783)
Balance at Mar. 31, 2021		$ 778		(23,206,450)	(23,205,672)
Balance (in Shares) at Mar. 31, 2021		7,779,076
Balance at Jan. 12, 2021
Balance (in Shares) at Jan. 12, 2021
Issuance of Class B ordinary shares to Sponsor		$ 791	24,209		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		7,906,250
Accretion on Class A ordinary shares subject to possible redemption			(199,953)	(22,886,667)	(23,086,620)
Sale of private placement warrants to Sponsor less fair value of private warrants			175,731		175,731
Forfeiture of Class B ordinary shares from Sponsor		$ (13)	13
Forfeiture of Class B ordinary shares from Sponsor (in Shares)		(127,174)
Net income (loss)				(16,194,662)	(16,194,662)
Balance at Dec. 31, 2021		$ 778		(39,081,329)	(39,070,551)
Balance (in Shares) at Dec. 31, 2021		7,779,076
Net income (loss)				3,885,366	3,885,366
Balance at Mar. 31, 2022		$ 778		$ (35,195,963)	$ (35,195,185)
Balance (in Shares) at Mar. 31, 2022		7,779,076